Segment and Geographic Information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) source segment	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | segment	4
Number of revenue sources | source	2
Property and equipment | $	$ 890,736	$ 847,966